Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2014
Prepayments and Other Current Assets
Prepayments and Other Current Assets

5.Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets (in thousands):

	December 31,	December 31,
	2013	2014
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	374,877	313,342
Prepayment for royalties, revenue sharing cost - current portion	221,921	360,499
Interest receivable	246,178	305,063
Prepayments of content and marketing cost and other operational expenses	73,693	145,445
Prepayment for sales tax	77,436	105,096
Bridge loans in connection with ongoing investments	13,800	57,168
Deposits to vendors	14,438	69,961
Employee advances	21,755	27,118
Wangyibao operating funds held by third party online payment platform settlement service providers	74,793	22,777
Others	25,381	45,450
	1,144,272	1,451,919

In accordance with the license agreements of World of Warcraft, StarCraft® II: Wings of Liberty®, and Hearthstone: Heroes of Warcraft, the Company made certain guarantee payments to Blizzard on behalf of Shanghai EaseNet for the minimum guaranteed royalties as of December 31, 2013 and 2014. The guarantee amounts will be released to the Company when actual royalties are paid by Shanghai EaseNet to Blizzard.

As of December 31, 2013 and 2014, prepayments for royalties and revenue sharing cost representing prepaid royalties or revenue sharing cost related to operations of licensed PC and mobile games.

In February 2009, the Company launched its Wangyibao online payment platform, through which game players registered for Wangyibao online payment services can deposit money in their accounts and use the accounts to pay for game point cards and other fee-based services and products rendered by the Company.  Account holders may also withdraw money from their accounts at any time, such as to pay for items purchased from other players or when they want the return of their money.  The Company engages certain third party online payment settlement service providers to collect payments from and process withdrawals by customers.  As of December 31, 2013 and 2014, the Company had operating funds held by its third party online payment settlement service providers as shown above.

The amount of employee advances listed above included staff housing loan balances of RMB19.2 million and RMB24.7 million repayable within 12 months from December 31, 2013 and 2014, respectively (see Note 10 (c)). No advances were made directly or indirectly to the Company’s executive officers for their personal benefit for the years ended December 31, 2013 and 2014.